Financial Risk Management - Summary of Credit Quality of Cash and Cash Equivalents and Receivables (Detail) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash at bank and short-term bank deposits excluding restricted cash Minimum rating of A	$ 161,790,147	$ 123,417,716	$ 79,995,129	$ 60,593,191
External Credit A Grades [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash at bank and short-term bank deposits excluding restricted cash Minimum rating of A	$ 181,876,455	$ 123,417,716